Segment information - Additional information (Details) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	May 28, 2019	Jan. 29, 2018	Aug. 31, 2014
Revolving credit facility
Line of Credit Facility, Maximum Borrowing Capacity			$ 85	$ 85	$ 85
Revolving credit facility | Hoegh LNG [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85
$385 Million Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%	50.00%